Note 04 - Management Report - Corporate Divisions - Capital Release Unit (Detail) - Capital Release Unit [Member]		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Capital Release Unit [Line Items]
Net revenues		€ 208,000,000	€ 1,878,000,000	€ 2,044,000,000
Provision for credit losses		(14,000,000)	(36,000,000)	110,000,000
Noninterest expenses [Abstract]
Compensation and benefits		443,000,000	635,000,000	758,000,000
General and administrative expenses		2,811,000,000	2,652,000,000	2,788,000,000
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		143,000,000	62,000,000	21,000,000
Total noninterest expenses		3,397,000,000	3,349,000,000	3,567,000,000
Noncontrolling interests		1,000,000	1,000,000	0
Profit (loss) beore tax		(3,177,000,000)	(1,435,000,000)	(1,633,000,000)
Total assets	[1]	€ 259,224,000,000	€ 370,363,000,000	€ 462,212,000,000
Employees (full-time equivalent)		1,205	2,534	4,348

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.